Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventories
Raw materials	$ 1,877	$ 3,640
Work-in-progress	20	3,568
Finished goods	491	1,960
Commodity inventories		2,238
Inventories	2,388	11,406
Inventories contracted at fixed prices or hedged		9,432
Inventories - other	2,388	1,974
Current inventories	$ 2,388	$ 11,406